U.S. Bancorp (Parent Company)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
U.S. Bancorp (Parent Company)

NOTE 24	U.S. Bancorp (Parent Company)
Condensed Balance Sheet

At December 31 (Dollars in Millions)	2024	2023
Assets
Due from banks, principally interest-bearing	$9,377	$11,585
Available-for-sale investment securities	649	662
Investments in bank subsidiaries	63,680	61,495
Investments in nonbank subsidiaries	4,031	3,884
Advances to bank subsidiaries	16,100	12,100
Advances to nonbank subsidiaries	401	159
Other assets	945	974
Total assets	$95,183	$90,859
Liabilities and Shareholders’ Equity
Long-term debt	$35,257	$34,332
Other liabilities	1,348	1,221
Shareholders’ equity	58,578	55,306
Total liabilities and shareholders’ equity	$95,183	$90,859
Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Income
Dividends from bank subsidiaries	$4,800	$4,869	$4,750
Dividends from nonbank subsidiaries	11	11	105
Interest from subsidiaries	1,224	606	119
Other income	24	51	31
Total income	6,059	5,537	5,005
Expense
Interest expense	1,663	1,336	505
Other expense	178	137	162
Total expense	1,841	1,473	667
Income before income taxes and equity in undistributed income of subsidiaries	4,218	4,064	4,338
Applicable income taxes	(95)	(170)	(138)
Income of parent company	4,313	4,234	4,476
Equity in undistributed income of subsidiaries	1,986	1,195	1,349
Net income attributable to U.S. Bancorp	$6,299	$5,429	$5,825
Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2024	2023	2022
Operating Activities
Net income attributable to U.S. Bancorp	$6,299	$5,429	$5,825
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,986)	(1,195)	(1,349)
Other, net	385	83	(398)
Net cash provided by operating activities	4,698	4,317	4,078
Investing Activities
Proceeds from sales and maturities of investment securities	11	25	423
Investments in subsidiaries	—	—	(5,030)
Net (increase) decrease in short-term advances to subsidiaries	(242)	(9)	557
Long-term advances to subsidiaries	(5,500)	(7,500)	(2,000)
Principal collected on long-term advances to subsidiaries	1,500	4,500	2,500
Cash paid for acquisition	—	—	(5,500)
Other, net	16	172	(173)
Net cash used in investing activities	(4,215)	(2,812)	(9,223)
Financing Activities
Proceeds from issuance of long-term debt	6,516	8,150	8,150
Principal payments or redemption of long-term debt	(5,618)	(936)	(2,300)
Proceeds from issuance of preferred stock	—	—	437
Proceeds from issuance of common stock	32	951	21
Repurchase of preferred stock	—	—	(1,100)
Repurchase of common stock	(173)	(62)	(69)
Cash dividends paid on preferred stock	(356)	(341)	(299)
Cash dividends paid on common stock	(3,092)	(2,970)	(2,776)
Net cash provided by (used in) financing activities	(2,691)	4,792	2,064
Change in cash and due from banks	(2,208)	6,297	(3,081)
Cash and due from banks at beginning of year	11,585	5,288	8,369
Cash and due from banks at end of year	$9,377	$11,585	$5,288
Transfer of funds (dividends, loans or advances) from bank subsidiaries to the Company is restricted. Federal law requires loans to the Company or its affiliates to be secured and generally limits loans to the Company or an individual affiliate to 10 percent of each bank’s unimpaired capital and surplus. In the aggregate, loans to the Company and all affiliates cannot exceed 20 percent of each bank’s unimpaired capital and surplus.
Dividend payments to the Company by its subsidiary bank are subject to regulatory review and statutory limitations and, in some instances, regulatory approval. In general, dividends by the Company’s bank subsidiary to the parent company are limited by rules which compare dividends to net income for regulatorily-defined periods. Furthermore, dividends are restricted by minimum capital constraints for all national banks.